Other gains and losses, and litigation	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other gains and losses, and litigation	Other gains and losses, and litigation
Other gains and losses, and litigation for 2025 represented a charge of €255 million related to major litigation.
For 2024, this line item represented a charge of €470 million mainly comprising a provision recognized in respect of the litigation related to Plavix (clopidogrel) in the US state of Hawaii.
For 2023, this line item represented a charge of €196 million related to major litigation.
2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued
operation (2024).